Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 17 – RELATED PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates were as follows:

(In Thousands of Dollars)	2012	2011
Beginning balance	$40,477	$48,510
New loans	39,074	46,283
Repayments	(43,885)	(47,972)
Deletion of Directors	(896)	(6,344)
Ending balance	$34,770	$40,477

Deposits from principal officers, directors, and their affiliates at year end 2012 and 2011 were $27.1 million and $28.5 million respectively.